Fair Value Measurement - Summary of Financial Instruments Carried On Consolidated Balance Sheet at Fair Value (Parenthetical) (Detail) - At fair value [member] - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities designated at FVTPL	$ 56	$ 52
Asset-backed securities designated at FVTPL	357	132
Deposits designated at FVTPL	10,458	7,517
Derivative instruments	643	350
Other financial liabilities at fair value	114	95
Other liabilities designated at FVTPL	$ 12	$ 17